Investment in an Affiliate (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 08, 2015	Aug. 13, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Carrying value of the investment			$ 91,410	$ 0
Gain/(loss) due to deconsolidation			(1,347,106)	0	$ 0
Equity in net losses of affiliated company			$ 349,872	$ 0	$ 0
$120,000 Note | Loan from Affilliate | Ocean Rig
Schedule of Equity Method Investments [Line Items]
Debt Facility Amount Exchanged		$ 80,000
Number Of Shares Exchanged To Repay Debt		17,777,778
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig	47.20%		40.40%
Carrying value of the investment			$ 401,878
Market value of the investment	$ 514,047		$ 91,410
Share Price	$ 6.96		$ 1.63
Gain/(loss) due to deconsolidation	$ (1,347,106)
Equity in net losses of affiliated company			$ (95,339)
Loss recognized due to impairment			$ 310,468